Subsequent Events	12 Months Ended
Dec. 31, 2025
SIP
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan has evaluated subsequent events through June 25, 2026, the date the financial statements were available to be issued. Effective January 1, 2026, the Plan's name changed to the Caterpillar Hourly Employees 401(k) Savings Plan.